Revenue (Disaggregation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 5,506	$ 6,111
Total operating revenues	5,506	6,111
Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	2,480	2,607
Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	1,494	1,430
Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	474	744
Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	1,058	1,119
Other
Disaggregation of Revenue [Line Items]
Total operating revenues	29	282
Operating
Disaggregation of Revenue [Line Items]
Total operating revenues	5,506	6,111
Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,480	2,607
Total operating revenues	2,473	2,596
Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,494	1,430
Total operating revenues	1,494	1,429
Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	474	744
Total operating revenues	474	744
Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,058	1,119
Total operating revenues	1,051	1,097
Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	29	282
Total operating revenues	14	245
Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(29)	(71)
Total operating revenues	(19)	(43)
Eliminations | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	7	11
Eliminations | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	1
Eliminations | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	7	22
Eliminations | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	15	37
Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	30	261
Total operating revenues	30	261
Non-Regulated | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	38
Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Florida Electric Utility | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Canadian Electric Utilities | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Other Electric Utilities | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	16	16
Non-Regulated | Operating | Gas Utilities and Infrastructure | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	29	282
Non-Regulated | Operating | Other | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	38
Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(15)	(37)
Non-Regulated | Eliminations | Capacity
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Electric | Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	4,442	4,769
Total operating revenues	4,442	4,769
Electric | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,480	2,607
Electric | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,494	1,430
Electric | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	474	744
Electric | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1	0
Electric | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(7)	(12)
Electric | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,350	2,409
Electric | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,365	1,387
Electric | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	806	746
Electric | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	179	276
Electric | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,316	1,484
Electric | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	678	745
Electric | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	405	400
Electric | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	233	339
Electric | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	434	461
Electric | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	178	207
Electric | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	224	210
Electric | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	32	44
Electric | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Other Electric And Regulatory
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	281	304
Electric | Regulated | Other Electric And Regulatory | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	242	246
Electric | Regulated | Other Electric And Regulatory | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	31	45
Electric | Regulated | Other Electric And Regulatory | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	8	13
Electric | Regulated | Other Electric And Regulatory | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Other Electric And Regulatory | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric | Regulated | Other Electric And Regulatory | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,034	1,081
Total operating revenues	1,034	1,081
Gas | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,041	1,103
Gas | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(7)	(22)
Gas | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	495	502
Gas | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	495	502
Gas | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	275	298
Gas | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	275	298
Gas | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	54	50
Gas | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	54	50
Gas | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	149	171
Gas | Regulated | Other | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	156	193
Gas | Regulated | Other | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Gas | Regulated | Other | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(7)	(22)
Marketing and trading margin | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	38	31
Marketing and trading margin | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	38	31
Marketing and trading margin | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	0	68
Energy sales | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	16	80
Energy sales | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(16)	(12)
Finance Income | Regulated | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	61	60
Finance Income | Regulated | Operating | Florida Electric Utility | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Canadian Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Other Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Gas Utilities and Infrastructure | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	61	60
Finance Income | Regulated | Operating | Other | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Eliminations | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Other | Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	61	111
Other | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	17	22
Other | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	28	29
Other | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	22	72
Other | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	1	0
Other | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Other | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(7)	(12)
Other | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	37	22
Other | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Other | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Other | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Other | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	16	16
Other | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	21	31
Other | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	(25)
Mark-To-Market | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	(45)	102
Mark-To-Market | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	(46)	102
Mark-To-Market | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	$ 1	$ 0